BULK RATE
U.S. POSTAGE
PAID
GRAND RAPIDS, MI
PERMIT 522


AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan 49355-7150

FORWARDING SERVICE REQUESTED


                                        AMWAY

                                        MUTUAL

                                         FUND


                                     SEMI-ANNUAL

                                        REPORT

                                         1998


                                        AMWAY

                                        MUTUAL

                                         FUND

                       Printed in U.S.A.   898356   L-2621-SAL

                                  AMWAY MUTUAL FUND


Dear Shareholders:

    I am pleased to provide you with the Semi-Annual Report to Shareholders for Amway Mutual Fund for the six months ended June 30, 1998. During the first half of 1998, the market has maintained its upward trend, continuing the longest running bull market in history. Your Fund continues to participate in this bull market, with a six month return of 10.1%. Inflation and interest rates remain low, although signs of slower earnings growth are becoming evident.

    We anticipate that volatility in the equity markets will continue during the rest of 1998 as U.S. earnings growth and the Asian markets remain unstable. Your Fund's strong value discipline should provide a defense to this volatile market. We believe that a strategy of investing in reasonably priced companies with growth potential will provide rewards over the long term.

    There have been some changes in your Fund over the last six months. The shareholders overwhelmingly approved the Fund reorganization and 12b-1 distribution plan in April. The results of the proxy vote are in the following pages. We are very excited about these changes. The elimination of the 3% load should allow your Fund to be more competitive in the sales of its shares, which may increase the Fund's assets, achieve certain economies of scale and potentially result in a lower expense ratio. We remain committed to continuously improving operations in order to provide superior service.

    As always, your satisfaction and trust are our highest priorities. We will continue to do our best to earn both in the future.


Sincerely,

/s/ James J. Rosloniec

James J. Rosloniec
President

TRUSTEES                        AUDITORS                           INVESTMENT ADVISOR
Richard A. DeWitt               BDO Seidman, LLP                   Amway Management Company
Allan D. Engel                  99 Monroe Avenue, N.W.             7575 Fulton Street, East
Donald H. Johnson               Grand Rapids, Michigan 49503       Ada, Michigan 49355-7150
Walter T. Jones
James J. Rosloniec              LEGAL MATTERS                      SUB-ADVISOR
Richard E. Wayman               John Dougherty                     Ark Asset Management Co., Inc.
                                Attorney at Law                    125 Broad Street
TRANSFER AGENT                  Suite 500                          12th Floor
Amway Management Company        1155 Connecticut Ave., N.W.        New York, NY 10004
7575 Fulton Street, East        Washington, DC 20036
Ada, Michigan 49355-7150

CUSTODIAN
Michigan National Bank
77 Monroe Center
Grand Rapids, Michigan 49501


                                                                 August 24, 1998

                                  AMWAY MUTUAL FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (CONTINUED)

                                       % OF          SHARES OR        MARKET
                                    INVESTMENTS      PAR VALUE          VALUE
                                    -----------      ---------          -----
BANKING                               5.39%
     Banc One Corp                                     35,600         1,986,925
     Chase Manhattan Corp. (New)                       26,400         1,993,200
     First Union Corp.                                 39,700         2,312,525
     NationsBank Corp.                                 29,300         2,241,450
                                                                   ------------
                                                                      8,534,100
                                                                   ------------

BUSINESS SERVICES                     1.57%
     Bell Atlantic Corp.                               54,464         2,484,920
                                                                   ------------
                                                                      2,484,920
                                                                   ------------
CHEMICALS & ALLIED PRODUCTS           2.13%
     Abbott Laboratories                               60,800         2,485,200
     Air Products & Chemicals, Inc.                     4,400           176,000
     Hercules, Inc.                                    17,200           707,350
                                                                   ------------
                                                                      3,368,550
                                                                   ------------

COMMUNICATION                         4.46%
     AT&T Corp.                                        34,000         1,942,250
     Comcast Corp. CL ASPL                             30,100         1,221,872
     GTE Corp.                                         29,900         1,663,187
     SBC Communications, Inc.                          46,200         1,848,000
     Worldcom. Inc.                                    *8,000           386,750
                                                                   ------------
                                                                      7,062,059
                                                                   ------------

ELECTRIC & ELECTRONIC EQUIPMENT       8.80%
     Alliedsignal, Inc.                                72,500         3,217,188
     AMP Inc.                                          58,200         2,000,625
     Emerson Electric Co.                              48,600         2,934,225
     Motorola, Inc.                                    31,900         1,676,744
     Nat'l Semiconductor Corp.                        *76,800         1,012,800
     Raytheon Co. Class A                              26,500         1,527,062
     Raytheon Co. Class B                              26,400         1,560,900
                                                                   ------------
                                                                     13,929,544
                                                                   ------------

ELECTRIC, GAS, & SANITARY SERVICES    4.55%
     Consolidated Edison, Inc.                         14,400           663,300
     Dominion Resources, Inc.                          22,700           925,025
     Pacificorp                                        61,800         1,398,225
     Southern Co.                                      56,300         1,558,806
     Texas Utilities Co.                               64,000         2,664,000
                                                                   ------------
                                                                      7,209,356
                                                                   ------------

FABRICATED METAL PRODUCTS             2.41%
     Crown Cork & Seal Company                         34,600         1,643,500
     Masco Corp.                                       36,000         2,178,000
                                                                   ------------
                                                                      3,821,500
                                                                   ------------


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (CONTINUED)

                                         % OF       SHARES OR          MARKET
                                      INVESTMENTS   PAR VALUE           VALUE
                                      -----------   ---------           -----
FOOD AND KINDRED PRODUCTS               7.23%
     Anheuser-Busch Cos., Inc.                         73,300         3,458,844
     Archer-Daniels-Midland                           157,629         3,054,062
     Conagra, Inc.                                     85,600         2,712,450
     General Mills, Inc.                               32,500         2,222,187
                                                                   ------------
                                                                     11,447,543
                                                                   ------------

FOOD STORES                             1.17%
     American Stores Co.                               76,500         1,850,344
                                                                   ------------

FURNITURE AND FIXTURES                  1.71%
     Sun Microsystems, Inc.                           *62,400         2,712,450
                                                                   ------------

GENERAL MERCHANDISE STORES              5.51%
     Consolidated Stores Corp.                        *45,500         1,649,375
     Dillards, Inc.                                    36,500         1,512,469
     Federated Department Stores                      *54,000         2,905,875
     May Dept. Stores Co.                              16,100         1,054,550
     Venator Group, Inc.                              *83,700         1,600,762
                                                                   ------------
                                                                      8,723,031
                                                                   ------------

HEALTH SERVICES                         0.77
     Tenet Healthcare Corp.                           *39,100         1,221,875
                                                                   ------------

HOLDING AND OTHER INVESTMENT OFFICES    0.92%
     American General Corp.                            20,400         1,452,225
                                                                   ------------

INSTRUMENTS AND RELATED PRODUCTS        2.08%
     Baxter International, Inc.                        61,200         3,293,325
                                                                   ------------

INSURANCE AGENTS, BROKERS, & SERVICE    1.68%
     Cigna Corp.                                       38,500         2,656,500
                                                                   ------------

INSURANCE CARRIERS                      9.92%
     Aetna Inc.                                        40,600         3,090,675
     Allstate Corp.                                    18,700         1,712,219
     Chubb Corp                                        35,700         2,869,388
     General RE Corporation                            11,600         2,940,600
     Loews Corp.                                       17,800         1,550,825
     St. Paul Cos, Inc.                                50,200         2,111,537
     Unum Corp.                                        25,800         1,431,900
                                                                   ------------
                                                                     15,707,144
                                                                   ------------

LUMBER AND WOOD PRODUCTS                0.50%
     Weyerhaeuser Co.                                  17,000           785,188
                                                                   ------------

MACHINERY, EXCEPT ELECTRICAL            5.02%
     Deere & Co.                                       34,800         1,840,050
     International Business Machines                   32,900         3,777,331
     Seagate Technology                               *97,900         2,331,244
                                                                   ------------
                                                                      7,948,625
                                                                   ------------

METAL MINING                            0.37%
     Newmont Mining Corp.                              24,600           581,175
                                                                   ------------


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (CONTINUED)

                                           % OF       SHARES OR        MARKET
                                        INVESTMENTS   PAR VALUE         VALUE
                                        -----------   ---------         -----
MISCELLANEOUS MANUFACTURING INDUSTRIES    0.00%
     Jan Bell Marketing Warrants                         *762                 8
                                                                   ------------

MISCELLANEOUS RETAIL                      0.67%
     Toys 'R' Us, Inc.                                *44,800         1,055,600
                                                                   ------------

OIL AND GAS EXTRACTION                    10.62%
     Baker Hughes, Inc.                                50,000         1,728,125
     Burlington Resources                              38,500         1,657,906
     Halliburton Co.                                   35,300         1,573,056
     Occidental Petroleum Corp.                        88,900         2,400,300
     Praxair, Inc.                                     67,100         3,141,119
     Tenneco, Inc.                                     40,300         1,533,919
     Union Pacific Resources                           96,000         1,686,000
     Unocal Corp.                                      86,800         3,103,100
                                                                   ------------
                                                                     16,823,525
                                                                   ------------

PAPER & ALLIED PRODUCTS                   4.74%
Champion International Corp.                           25,500         1,254,281
     Fort James Corp.                                  64,600         2,874,700
     Kimberly-Clark Corp.                              27,800         1,275,325
     Minnesota Mining & Mfg. Co.                       25,500         2,095,781
                                                                   ------------
                                                                      7,500,087
                                                                   ------------

PETROLEUM & COAL PRODUCTS                 6.09%
     Amerada Hess Corp.                                33,300         1,808,606
     Amoco Corporation                                 49,400         2,056,275
     Atlantic Richfield Company                        38,000         2,968,750
     Chevron Corp.                                     11,300           938,606
     Texaco, Inc.                                      31,500         1,880,157
                                                                   ------------
                                                                      9,652,394
                                                                   ------------

PRIMARY METAL INDUSTRIES                  0.91%
     Aluminum Co. of America                           21,800         1,437,437
                                                                   ------------

PRINTING AND PUBLISHING                   1.08%
     Gannett Co.                                       24,200         1,719,712
                                                                   ------------

RAILROAD TRANSPORTATION                   3.71%
     Burlington Northern Santa Fe                      32,500         3,191,094
     CSX Corp.                                         59,300         2,698,150
                                                                   ------------
                                                                      5,889,244
                                                                   ------------

RUBBER AND MISC. PLASTICS PRODUCTS        0.75%
     Goodyear Tire & Rubber Co.                        18,500         1,192,094
                                                                   ------------

STONE, CLAY & GLASS PRODUCTS              2.05%
     Corning Inc.                                      42,500         1,476,875
     PPG Industries                                    25,500         1,773,844
                                                                   ------------
                                                                      3,250,719
                                                                   ------------

TRANSPORTATION EQUIPMENT                  3.19%
     Dana Corp.                                        45,000         2,407,500
     Lockheed Martin Corp.                             25,100         2,657,462
                                                                   ------------
                                                                      5,064,962
                                                                   ------------

Total Common Stock (Cost $148,987,064)    100.00%                  $158,375,236
                                                                   ------------
                                                                   ------------

*Non-dividend producing as of June 30, 1998


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                                 STATEMENT OF ASSETS
                                 AND LIABILITIES FOR
                                 THE SIX MONTHS ENDED
                                    JUNE 30, 1998
                                     (UNAUDITED)

ASSETS:
Investments in securities, at market
     (identified cost $148,987,064)
     (Notes 1-A, and 3)                                   $158,375,236
Cash                                                         3,550,698
Receivables:
     Securities sold                                         1,278,974
     Dividends                                                 261,071
     Capital stock sold                                        255,526
     Interest                                                    4,711
Prepaid reorganization expenses                                118,632
Prepaid insurance                                                5,309
                                                          ------------
     TOTAL ASSETS                                          163,850,157
                                                          ------------

LIABILITIES:
   Accounts payable:
     Securities purchased                                    1,136,987
     Advisory fee (Note 4)                                     219,857
     12b-1 fee                                                  78,999
     Transfer agent fee (Note 4)                                68,461
     Capital stock redeemed                                     51,681
     Miscellaneous                                               4,865
                                                          ------------
        TOTAL LIABILITIES                                    1,560,850
                                                          ------------

NET ASSETS:
   Capital stock (40,000,000 shares
     of $1.00 par value authorized),
     amount paid in on 19,078,687
     shares outstanding (Note 2)          $134,482,627
   Undistributed net investment
     income                                    727,862
   Accumulated net realized gain on
     investments                            17,690,646
   Net unrealized appreciation on
     investments                             9,388,172
                                          ------------
   Net assets equivalent to $8.51
     per share                                            $162,289,307
                                                          ------------
                                                          ------------

COMPUTATION OF MAXIMUM OFFERING PRICE
OF THE FUND'S SHARES-as of June 30, 1998:
   Net asset value per share
     ($162,289,307 DIVIDED BY 19,078,687)                       $ 8.51
   Offering price per share                                     $ 8.51


                                  AMWAY MUTUAL FUND
                               STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED
                                    JUNE 30, 1998
                                     (UNAUDITED)

INVESTMENT INCOME:
   Income:
     Dividends                                             $ 1,375,297
     Interest                                                   89,185
     Securities Litigation Settlement                            1,385
                                                           -----------
       Total income                                          1,465,867

EXPENSES:
   Advisory fee (Note 4)                   $   430,895
   Transfer agent fee (Note 4)                 132,050
   12b-1 fee (note 4)                           78,999
   Custodian fee                                26,435
   Shareholder Communications                   26,245
   Data processing service (Note 5)             15,664
   Corporate taxes                              12,670
   Audit fees                                   11,993
   Registration fees                            10,860
   Insurance                                     6,855
   Legal services                                4,525
   Reorganization expense                        2,339
                                           -----------
     Total expenses                                            759,530
     Fees paid indirectly (Note 5)                             (15,664)
                                                           -----------
     Net Expenses                                              743,866
                                                           -----------
       NET INVESTMENT INCOME                                   722,001
                                                           -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
   Net realized gain (Note 3)                               17,985,817
     Unrealized appreciation on
       investments:
       Beginning of year                    12,817,017
       June 30, 1998                         9,388,172
                                           -----------
   Net change in unrealized
     appreciation on investments:                            3,428,845
                                                           -----------
       NET GAIN ON INVESTMENTS                              14,556,972
                                                           -----------
       NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                          $15,278,973
                                                           -----------
                                                           -----------


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                          STATEMENT OF CHANGES IN NET ASSETS


                                                       SIX MONTHS ENDED            YEAR ENDED
                                                         JUNE 30, 1998          DECEMBER 31, 1997
                                                           UNAUDITED)               (AUDITED)
                                                           ----------               ---------
NET ASSETS FROM OPERATIONS:
   Investment income-net                                  $    722,001             $  1,445,186
   Realized gain on investments-net                         17,985,817               22,171,305
   Increase (Decrease) in unrealized appreciation-net       (3,428,845)               2,903,231
                                                          ------------             ------------
   Net increase in net assets resulting from operations     15,278,973               26,519,722

DISTRIBUTIONS TO SHAREHOLDERS:
   Investment income-net                                            --               (1,415,589)
   Realized gain from investment transactions-net                   --              (22,425,859)
                                                          ------------             ------------
     Total distributions to shareholders                            --              (23,841,448)
                                                          ------------             ------------

CAPITAL SHARE TRANSACTIONS: (Notes 2 and 4)
   Net proceeds from sale of shares                         22,553,823               18,823,240
   Net asset value of shares issued to shareholders in
   reinvestment of investment income and realized gain
   from security transactions                                       --               23,180,330
                                                          ------------             ------------
                                                            22,553,823               42,003,570
   Payment for shares redeemed                             (14,707,064)             (18,845,671)
                                                          ------------             ------------

     Increase in net assets derived from capital share
     transactions                                            7,846,759               23,157,899
          Total increase                                    23,125,732               25,836,173

NET ASSETS:
   Beginning of period                                     139,163,575              113,327,402
                                                          ------------             ------------
   End of period (includes undistributed
     (overdistributed) net investment income of
     $727,862 and ($5,862), respectively)                 $162,289,307             $139,163,575
                                                          ------------             ------------
                                                          ------------             ------------


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
     The company is registered under the Invested Company Act of 1940 as a diversified, open-end management investment company.

     (A) SECURITY VALUATION-Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it is valued at the mean between the current closing bid and asked prices. Securities for which market quotations are not readily available, including any restricted securities, (none at June 30, 1998) and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of Directors.

     (B) FEDERAL INCOME TAXES-The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from substantially all Federal income taxes.

     (C) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME-Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE 2-CAPITAL STOCK
     At June 30, 1998, there were 40,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock were as follows:

                                                  SIX MONTHS     YEAR ENDED
                                                     ENDED        DECEMBER
                                                 JUNE 30, 1998    31, 1997
                                                 -------------    --------
     Shares:
          Outstanding, beginning of period        17,999,216     14,871,253
                                                  ----------     ----------
          Sold                                     2,878,723      2,394,827
          Issued in payment of dividends                  --      3,006,527
                                                  ----------     ----------
                                                   2,878,723      5,401,354
          Redeemed                                 1,799,252      2,273,391
                                                  ----------     ----------
          Net increase for the period              1,079,471      3,127,963
                                                  ----------     ----------
          Outstanding, end of period              19,078,687     17,999,216
                                                  ----------     ----------
                                                  ----------     ----------

NOTE 3-INVESTMENT TRANSACTIONS
     At June 30, 1998, for federal income tax purposes, the cost of investments owned was $148,992,922. Aggregate gross unrealized gains on securities in which there was an excess of market value over tax cost were $15,171,814. Aggregate gross unrealized losses on securities in which there was an excess of tax cost over market value were $5,789,499. Net unrealized gains for tax purposes were $9,382,315 at June 30, 1998.

     Realized gains from sales of investments were determined on the basis of specific identification. For tax purposes gains of $17,757,377 were realized on investments.

     For the period ended June 30, 1998, cost of purchases and proceeds from sales of investments, other than corporate short-term notes, aggregated $91,001,776 and $81,277,230, respectively.


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                            NOTES TO FINANCIAL STATEMENTS
                               (UNAUDITED) (CONTINUED)
NOTE 4-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
    The Fund has entered into an Advisory and Service Contract (Contract) with Amway Management Company (Investment Advisor). Under the Contract, the Fund employs the Investment Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund; to furnish for the use of the Fund, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and (with certain specific exceptions) administering its affairs; and to pay the salaries and fees of all Officers and Trustees of the Fund. Except when otherwise specifically directed by the Fund, the Investment Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account. The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor), whereby the sub-advisor will provide all or part of the investment advice and services required to manage the Fund's investment portfolio as provided for in this agreement. In return for its Investment Advisor services, the Fund pays the Investment Advisor quarterly, pursuant to the contract, a fee at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets. The advisory fee incurred by the Fund amounted to $430,895 for the period ended June 30, 1998.

    The Investment Advisor has entered into a Sub-Advisory Agreement with Ark Asset Management Co., Inc. (Sub-Advisor). Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advise and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. Except when otherwise specifically directed by the Fund or the Advisor, the Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of the portfolio securities for the Fund's account. For services rendered, the Investment Advisor, not the Fund, pays the Sub-Advisor a fee at the annual rate of 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

    The Investment Advisor acts as the Fund's agent for transfer of the Fund's shares and disbursement of the Fund's distributions. The transfer agent fee incurred by the Fund amounted to $132,050 for the period ended June 30, 1998.

    A beneficial shareholder of Amway Management Company is also a beneficial shareholder of approximately 21.9% (as of June 30, 1998) of the outstanding capital shares of the Fund.

    Certain officers and trustees of the Fund are affiliated with the investment advisor and transfer agent.

    The officers serve without compensation from the Fund. Trustees' fees, amounting to $20,500 for the period ended June 30, 1998 were paid by Amway Management Company, the Fund's investment advisor. The trustee's payments consist of an annual retainer plus a per meeting fee.

    The Trust has adopted a Plan and Agreement of Distribution
("Distribution Plan"). Under the Distribution Plan, which became effective on April 22, 1998, the Investment Advisor will provide services in connection with distributing the Fund's shares, and will be compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The 12b-1 fee incurred by the Fund amounted to $78,999 for the period ended June 30,1998.

    The Investment Advisor acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. Prior to April 1, 1998, the Investment Advisor received a sales commission of 3% of the offering price of the Fund's shares which amounted to $473,151 for the period ended March 31, 1998. The sales commission was eliminated when the Fund adopted the Distribution Plan.


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                            NOTES TO FINANCIAL STATEMENTS
                               (UNAUDITED) (CONTINUED)

NOTE 5-DATA PROCESSING SERVICE
    Portfolio accounting services for the Fund in the amount of $15,664 for the period ended June 30, 1998 are paid for through the use of directed brokerage commissions.

NOTE 6-MATERIAL ISSUANCE OF STOCK
    A certain class of distributors of Amway Corporation and Amway of Canada, Ltd. ("corporations") received from each corporation part of its distributor's profit-sharing bonus in Amway Mutual Fund common stock shares. On January 8, 1998, the corporations purchased 1,854,165 Amway Mutual Fund shares valued at $14,073,116 (based on the net asset value of $7.59 per share) and transferred the shares to these distributors.

                                  AMWAY MUTUAL FUND
                              SUPPLEMENTARY INFORMATION
              (SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                               THROUGHOUT EACH PERIOD.)


                                                  SIX MONTHS          YEAR ENDED
          FINANCIAL HIGHLIGHTS                       ENDED             DECEMBER
          --------------------                   JUNE 30, 1998         31, 1997
            (INTRODUCTION)                        (UNAUDITED)         (AUDITED)
                                                  -----------         ---------
Net Asset Value, Beginning of Period              $     7.73          $    7.62

     INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                               .04                .09
     Net Gain (Loss) on Securities (both
       realized and unrealized)                          .74               1.62
                                                ------------       ------------
          Total From Investment Operations               .78               1.71

     LESS DISTRIBUTIONS
     Dividends (from net investment income)               --                .10
     Distributions (from capital gains)                   --               1.50
     Returns of Capital                                   --                 --
                                                ------------       ------------
          Total Distributions                             --               1.60
                                                ------------       ------------
Net Asset Value, End of Period                    $     8.51          $    7.73
                                                ------------       ------------
                                                ------------       ------------

TOTAL RETURN*                                          10.09%             22.47%
                                                ------------       ------------
                                                ------------       ------------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                        162,289,307        139,163,575
Ratio of Expenses to Average Net Assets                  .5%                .9%
Ratio of Net Income to Average Net Assets                .5%               1.1%
Portfolio Turnover Rate                                52.5%             103.1%
Average commission rate per share                 $    .0545          $   .0574

*The 3% sales charge (eliminated April 1, 1998) is not reflected in the total return and the six months ended June 30, 1998 is not annualized but an aggregate total return for the period.

    This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only if preceded or accompanied by an effective Prospectus.


      The accompanying notes are an integral part of these financial statements.

                                  AMWAY MUTUAL FUND
                          ANNUAL SHAREHOLDER MEETING RESULTS

    At the Annual Stockholder's Meeting of the Fund, held on April 22, 1998, in Grand Rapids, Michigan, the Advisory and Service Center Contract between the Fund and Amway Management Company, the Sub-Advisory Agreement between Amway Management Company and Ark Asset Management Co., Inc., and the selection of BDO Seidman, LLP as auditors for the Fund for the calendar year l998, were approved. An Amendment to the Fund's Certificate of Incorporation to increase the authorized capital from 20,000,000 shares to 40,000,000 shares of common stock, the Distribution Plan and Agreement for the Fund's shares pursuant to Rule 12b-1, and the Agreement and Plan of Reorganization were also approved. In addition, elected as Directors for the ensuing year were James J. Rosloniec, Allan D. Engel, Richard A. DeWitt, Donald H. Johnson, Walter T. Jones and Richard E. Wayman. The following is a tabulation of the proxy vote:

          PROPOSALS                      SHARES FOR              SHARES AGAINST             SHARES ABSTAIN
          ---------                      ----------              --------------             --------------
1)  Election of Directors:
    R.A. DeWitt                    11,113,407.889 (57.46%)             0                  110,820.683 (0.57%)
    Allan D. Engel                 11,113,000.503 (57.45%)             0                  111,228.069 (0.57%)
    Donald H. Johnson              11,094,414.818 (57.36%)             0                  129,813.754 (0.67%)
    Walter T. Jones                11,093,575.898 (57.35%)             0                  130,652.674 (0.67%)
    J.J. Rosloneic                 11,100,788.222 (57.39%)             0                  123,440.350 (0.63%)
    Richard E. Wayman              11,090,412.828 (57.34%)             0                  133,815.774 (0.69%)

2)  Approval of the                10,981,839.270 (56.78%)      44,803.201 (0.23%)        197,586.101 (1.02%)
    Investment Advisory
    and Service Contract
    Between the Fund and
    Amway Management Co.

3)  Approval of the                10,935,482.259 (56.54%)      52,451.397 (0.27%)        236,294.916 (1.22%)
    Sub-Advisory Contract
    Between Amway Mgt.
    Co. and Ark Asset Mgt. Co.

4)  Ratification of the            10,988,500.122 (56.82%)      30,547.605 (0.16%)        205,180.845 (1.06%)
    Selection of BDO Seidman,
    LLP as Auditors

5)  Approval for an Amendment      10,858,090.751 (56.14%)     101,058,598 (0.52%)        265,079.233 (1.37%)
    to the Fund's Certificate of
    Incorporation to Increase the
    Authorized Capital from
    20,000,000 shares to
    40,000,000 shares of
    common stock,
    $1 Par Value

6)  Approval of a new              10,814,606.290 (55.92%)     142,891.969 (0.74%)        266,730.313 (1.38%)
    Distribution Plan and
    Agreement for the Fund's
    Shares pursuant to
    Rule 12b-1 Under the
    Investment Company
    Act of 1940

7)  Approval of an                 10,873,983.735 (56.22%)     102,801.162 (0.53%)        247,443.675 (1.28%)
    Agreement and
    Plan of Reorganization
    whereby The Fund will
    be reorganized as
    a series of the Amway
    Mutual Fund Trust

Total Record date shares were 19,340,683.72, total shares voted were 11,224,228.572, representing 58.03% of the record date shares voted.


      The accompanying notes are an integral part of these financial statements.